ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and due from Banks
Cash and due from banks	$ 32,574,118	$ 55,357,647	$ 54,256,477
As per the Statement of Cash Flows	32,574,118	55,357,647	54,256,477
Debt securities at fair value through profit or loss
As per Statement of Financial Position	19,757,685	14,900,812	1,168,228
Securities not considered as cash equivalents	(9,353,938)	(12,080,312)
As per the Statement of Cash Flows	10,403,747	2,820,500	1,168,228
Money Market Funds
As per Statement of Financial Position - Other financial assets	13,922,961	6,468,183	4,308,910
Other financial assets not considered as cash equivalents	(12,172,361)	(5,074,912)	(2,326,145)
As per the Statement of Cash Flow	$ 1,750,600	$ 1,393,271	$ 1,982,765